Shareholders’ Equity (Restatement) - Schedule of Dividend Distribution (Parentheticals) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Dividends, Common Stock [Abstract]
Interim exempt (one-tier) dividends, per share		$ 1.98